Pensions and other postretirement benefits (Details 11) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions [Member]
Defined contribution and other plans disclosure [Line Items]
Employer's contributions	CAD 18,000,000	CAD 16,000,000	CAD 13,000,000